PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2018 and December 31, 2017 are as follows:

	12-31-2018	12-31-2017
Classes of Provisions	ThU.S.$	ThU.S.$
Provisions, Current	413	2,728
Provisions for litigations	413	616
Other provisions	-	2,112
Provisions, non-Current	33,884	36,008
Provisions for litigations	10,384	12,556
Other provisions	23,500	23,452
Total Provisions	34,297	38,736

Disclosure of other provisions [text block]
	12-31-2018
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	13,172	25,564	38,736
Changes in provisions
Increase in existing provisions	1,660	2	1,662
Used provisions	(887)	-	(887)
Increase (decrease) in foreign currency exchange	(5,262)	-	(5,262)
Other Increases (Decreases)	2,114	(2,066)	48
Total Changes	(2,375)	(2,064)	(4,439)
Closing balance	10,797	23,500	34,297

(*)
The increase in legal claims is composed mainly of
ThU.S.$886 and ThU.S.$776
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

(**)
The decrease in Other Increases (Decreases) in Other provisions is due to legal claims from Arauco Industrias de Paineis which were classified as Other provisions in 2017 and were included as Litigations in December 2018

	12-31-2017
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,123	23,857	38,980
Changes in provisions
Increase in existing provisions	1,314	16	1,330
Increase through business combinations	-	2,106	2,106
Used provisions	(1,578)	-	(1,578)
Increase (decrease) in foreign currency exchange	(1,493)	-	(1,493)
Other Increases (Decreases)	(194)	(415)	(609)
Total Changes	(1,951)	1,707	(244)
Closing balance	13,172	25,564	38,736

(*)
The increase in legal claims is composed mainly of
ThU.S.$908 and ThU.S.$375
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

(**)
The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay). The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.

	12-31-2016
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	11,400	23,999	35,399
Changes in provisions
Increase in existing provisions	5,363	1	5,364
Used provisions	(998)	(39)	(1,037)
Increase (decrease) in foreign currency exchange	(609)	-	(609)
Other Increases (Decreases)	(33)	(104)	(137)
Total Changes	3,723	(142)	3,581
Closing balance	15,123	23,857	38,980

(*) The increase in legal claims is composed mainly of ThU.S.$863 and ThU.S.$ 2,255 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits, and ThU.S.$1,490 from Arauco Argentina in connection of fees in lawsuits.

(**)
The change in Other Increases (Decreases) in Other provisions is due to a reverse of the ThU.S.$ 100 corresponding to Arauco Argentina.